Note 1 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Revenue Recognition

Revenue Recognition

The Company follows the guidance of FASB ASC Topic 605 for revenue recognition.  In general, the Company recognizes revenue when (1) the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) the service has been provided, and (4) collectability is reasonably assured.

The Company generates and anticipates generating future revenue from two sources: (i) food, beverage and souvenir sales from its Blue Water Bar & Grill restaurant concept presently under development and (ii) consulting services consisting of restaurant development and operational management services to outside restaurant businesses.  Revenue from food, beverage and souvenir sales at its future Blue Water Bar & Grill restaurants will be recognized at the time of the sale and revenues from consulting services are recognized when the services are performed, evidence of an arrangement exists, the fee is fixed and determinable, and collectability is probable.